Schedule of Investments - September 30, 2022
HW Opportunities MP Fund (Unaudited)

	Shares
COMMON STOCKS - 91.51%	Held		Value
COMMUNICATION SERVICES - 18.23%
Entertainment - 0.95%
Warner Bros. Discovery, Inc. (a)	27,000		$310,500
Interactive Media & Services - 7.06%
Alphabet, Inc., Class A (a)	17,480		1,671,962
Twitter, Inc. (a)	14,500		635,680
			2,307,642
Media - 10.22%
News Corporation, Class A	18,889		285,413
Paramount Global, Class B	5,000		95,200
Stagwell, Inc. (a)	426,180		2,961,951
			3,342,564
TOTAL COMMUNICATION SERVICES			5,960,706

CONSUMER DISCRETIONARY - 5.65%
Automobiles - 1.79%
General Motors Company	18,210		584,359
Hotels, Restaurants & Leisure - 2.46%
Accor SA (a)	38,400		803,924
Internet & Catalog Retail - 1.00%
Redbubble Ltd. (a)	819,300		327,563
Specialty Retail - 0.40%
The ODP Corporation (a)	3,697		129,950
TOTAL CONSUMER DISCRETIONARY			1,845,796

ENERGY - 16.94%
Energy Equipment & Services - 1.28%
Expro Group Holdings NV (a)	27,421		349,344
McDermott International Ltd. (a)	152,600		68,670
			418,014
Oil, Gas & Consumable Fuels - 15.66%
APA Corporation	5,400		184,626
Berry Corporation	171,600		1,287,000
Equitrans Midstream Corporation	11,960		89,461
Hess Corporation	4,569		497,975
Kosmos Energy Ltd. (a)	270,500		1,398,485
Murphy Oil Corporation	22,700		798,359
Range Resources Corporation	14,070		355,408
Shell plc - ADR	10,248		509,940
			5,121,254
TOTAL ENERGY			5,539,268

FINANCIALS - 16.27%
Banks - 4.45%
Citigroup, Inc.	11,843		493,498
Popular, Inc.	4,920		354,535
Wells Fargo & Company	15,060		605,713
			1,453,746
Capital Markets - 6.73%
The Goldman Sachs Group, Inc.	645		189,017
Perella Weinberg Partners	58,100		367,773
Rothschild & Company	41,800		1,366,351
State Street Corporation	4,580		278,510
			2,201,651
Consumer Finance - 4.90%
SLM Corporation	114,608		1,603,366
Insurance - 0.19%
Global Indemnity Group LLC, Class A	2,854		62,988
TOTAL FINANCIALS			5,321,751

INDUSTRIALS - 18.26%
Aerospace & Defense - 1.89%
Babcock International Group plc (a)	199,570		616,255
Air Freight & Logistics - 2.97%
Royal Mail plc	477,450		971,851
Industrial Conglomerates - 4.68%
General Electric Company	24,735		1,531,344
Professional Services - 0.12%
Hudson Global, Inc. (a)	1,150		38,663
Road & Rail - 8.60%
AMERCO	5,520		2,810,894
TOTAL INDUSTRIALS			5,969,007

INFORMATION TECHNOLOGY - 14.91%
Communications Equipment - 6.67%
F5, Inc. (a)	9,957		1,441,076
Telefonaktiebolaget LM Ericsson - ADR	129,100		741,034
			2,182,110
Electronic Equipment, Instruments & Components - 1.09%
Arrow Electronics, Inc. (a)	3,850		354,932
IT Services - 0.61%
Euronet Worldwide, Inc. (a)	2,650		200,764
Semiconductors & Semiconductor Equipment - 0.25%
Micron Technology, Inc.	1,600		80,160
Software - 6.29%
Microsoft Corpoation	5,714		1,330,791
Oracle Corporation	4,900		299,243
Workday, Inc., Class A (a)	2,800		426,216
			2,056,250
TOTAL INFORMATION TECHNOLOGY			4,874,216

MATERIALS - 0.37%
Chemicals - 0.37%
Olin Corporation	2,800		120,064
TOTAL MATERIALS			120,064

REAL ESTATE - 0.88%
Real Estate Management & Development - 0.88%
Seritage Growth Properties, Class A (a)	32,000		288,640
TOTAL REAL ESTATE			288,640

Total Common Stocks (Cost $36,014,436)			29,919,448

PREFERRED STOCKS - 0.25%
FINANCIALS - 0.25%
Thrifts & Mortgage Finance - 0.25%
Federal Home Loan Mortgage Corporation, Series K (a)	70		323
5.790%, Perpetual
Federal Home Loan Mortgage Corporation, Series N (a)	300		1,167
0.000%, Perpetual
Federal Home Loan Mortgage Corporation, Series S (a)	40		178
0.000%, Perpetual
Federal Home Loan Mortgage Corporation, Series Z (a)	23,760		79,359
8.375%, Perpetual
TOTAL FINANCIALS			79,359

Total Preferred Stocks (Cost $42,455)			79,359

CONVERTIBLE BONDS - 3.23%
COMMUNICATION SERVICES - 3.23%
Interactive Media & Services - 3.23%
Twitter, Inc.
0.250%, 06/15/2024	1,040,000		1,057,680
TOTAL COMMUNICATION SERVICES			1,057,680

Total Convertible Bonds (Cost $1,064,946)			1,057,680

PURCHASED OPTIONS - 1.25%	Contracts (b)	Notional Amount
Purchased Put Options - 1.25%
Tesla, Inc.
Expiration: June 2024, Exercise Price: $333.33	36	$954,900	408,276
Total Purchased Options (Cost $528,363)			408,276

Total Long-Term Investments (Cost $37,650,200)			31,464,763

SHORT-TERM INVESMENTS - 4.54%	Shares
Money Market Fund - 4.54%	Held
First American Government Obligations Fund, Class X, 2.77% (c)	1,484,743		1,484,743

Total Short-Term Investments (Cost $1,484,743)			1,484,743

Total investments - 100.78% (Cost $39,134,943)			32,951,174
Liabilities in Excess of Other Assets - (0.78)%			(254,612)
Net assets - 100.00%			$32,696,562

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2022.
ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open–end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Hotchkis and Wiley Capital Management LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of September 30, 2022:

Investments at Fair Value(1)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$25,764,834	$4,154,615	$-	$29,919,448
Preferred Stocks	80,525	502	-	81,027
Convertible Bonds	-	1,057,680	-	1,057,680
Purchased Options	408,276	-	-	408,276
Short-Term Investments	1,484,743	-	-	1,484,743
	$27,738,379	$5,212,797	$-	$32,951,174

(1) Please refer to the Schedule of Investments to view securities segregated by sector and industry type.

During the period ended September 30, 2022, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.